UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Floating Rate Fund

Class A: DFRAX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-A

R-103927-2 (01/26)

DWS Floating Rate Fund

Class C: DFRCX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-C

R-103927-2 (01/26)

DWS Floating Rate Fund

Class S: DFRPX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.18%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-S

R-103927-2 (01/26)

DWS Floating Rate Fund

Institutional Class: DFRTX

Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-I

R-103927-2 (01/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2025
Semiannual Financial Statements and Other Information
DWS Floating Rate Fund

Contents
3	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
38	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Floating Rate Fund

Investment Portfolioas of November 30, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 83.8%
Senior Loans (a)
Communication Services 6.0%
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 8.905%, 10/31/2027	98,731	73,801
Altice France SA, Term Loan B14, 3 mo. USD Term SOFR + 6.875%, 10.86%, 5/31/2031	231,030	232,017
Clear Channel Outdoor Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.03%, 8/23/2028	344,830	345,999
Delta TopCo, Inc., Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 3 mo. USD Term SOFR + 5.25%, 9.234% - 9.24%, 11/29/2030	250,000	247,812
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.352%, 8/2/2029	218,012	218,631
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.823%, 6/30/2028	61,900	62,855
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.099%, 12/1/2028	111,255	111,501
Houghton Mifflin Harcourt Publishing Co., Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.266%, 4/9/2029	736,709	616,997
iHeartCommunications, Inc., Term Loan, 1 mo. USD Term SOFR + 5.775%, 9.805%, 5/1/2029	397,000	355,315
Lumen Technologies, Inc.:
Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.38%, 4/16/2029	687,921	685,214
Term Loan B2, 1 mo. USD Term SOFR + 2.35%, 6.38%, 4/15/2030	595,436	593,018
Neptune Bidco U.S., Inc., Term Loan B, 3 mo. USD Term SOFR + 5.0%, 9.027%, 4/11/2029	305,267	298,780
PUG LLC, Term Loan B, 1 mo. USD Term SOFR + 4.75%, 8.666%, 3/15/2030	494,157	483,811
Syniverse Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 7.0%, 11.002%, 5/13/2027	295,672	286,248
United Talent Agency LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.459%, 6/10/2032	410,360	413,438
Univision Communications, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.28%, 1/31/2029	198,457	197,094
Virgin Media Bristol LLC, Term Loan Y, 6 mo. USD Term SOFR + 3.175%, 7.052%, 3/31/2031	862,877	848,316
Zacapa SARL, Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.752%, 3/22/2029	434,190	434,694
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	3

	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.53%, 3/11/2030	128,075	121,831
Ziggo Financing Partnership, Term Loan I, 6 mo. USD Term SOFR + 2.5%, 6.706%, 4/30/2028	69,001	69,073
		6,696,445
Consumer Discretionary 9.4%
1011778 BC Unlimited Liability Co., Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 5.666%, 9/20/2030	137,757	137,792
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.166%, 12/21/2028	331,190	332,245
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 3 mo. USD Term SOFR + 3.0%, 6.854% - 6.984%, 7/31/2028	601,883	604,204
BCPE Empire Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 12/11/2030	346,134	346,295
CNT Holdings I Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.09%, 11/8/2032	312,956	313,730
Fertitta Entertainment LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 1/27/2029	469,990	469,980
Flynn Restaurant Group LP, Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.666%, 1/28/2032	1,245,620	1,250,204
Great Outdoors Group LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 1/23/2032	658,455	661,121
Hunter Douglas, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.252%, 1/20/2032	340,444	342,019
IRB Holding Corp., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.516%, 12/15/2030	176,628	176,864
J&J Ventures Gaming LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.416%, 4/26/2030	423,572	421,056
K-Mac Holdings Corp., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.166%, 7/21/2028	249,375	251,298
Les Schwab Tire Centers, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 3 mo. USD Term SOFR + 2.5%, 6.322% - 6.416%, 4/23/2031	184,514	184,745
Mavis Tire Express Services Corp., Term Loan, 1 mo. USD Term SOFR + 3.0%, 6.916%, 5/4/2028	422,597	424,209
MH Sub I LLC:
Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.166%, 12/31/2031	162,933	133,198
Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.252%, 5/3/2028	288,123	261,210
Second Lien Term Loan, 3 mo. USD Term SOFR + 6.25%, 10.09%, 2/23/2029	102,618	80,253
Petco Health & Wellness Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.513%, 3/3/2028	300,000	295,917
The accompanying notes are an integral part of the financial statements.

4	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
PetSmart, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 7.96%, 8/18/2032	247,423	245,772
Recess Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.615%, 2/20/2030	246,881	248,232
Sabre GLBL, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 5.0%, 9.016%, 6/30/2028	101,200	96,204
Scientific Games Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 6.934%, 4/4/2029	1,009,805	992,451
Specialty Building Products Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.766%, 10/15/2028	197,949	191,412
Spin Holdco, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.393%, 3/4/2028	236,256	194,202
Staples, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.604%, 9/4/2029	516,118	485,958
Upbound Group, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.634%, 8/13/2032	259,566	260,540
Varsity Brands, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.026%, 8/26/2031	349,125	350,565
Wand NewCo 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 1/30/2031	377,595	378,149
Whatabrands LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 8/3/2028	294,771	295,775
		10,425,600
Consumer Staples 0.5%
Primo Brands Corp., Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.252%, 3/31/2028	178,105	178,672
TKC Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 5.0%, 8.916%, 5/15/2028	247,640	249,529
UTZ Quality Foods LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.502%, 1/29/2032	155,549	155,714
		583,915
Energy 3.4%
AL GCX Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 5.992%, 5/17/2029	99,613	99,696
AL NGPL Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.185%, 12/9/2030	321,977	322,078
Apro LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.677%, 7/9/2031	148,252	148,901
BCP Renaissance Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.502%, 10/31/2028	368,073	369,913
Brazos Delaware II LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.472%, 2/11/2030	178,745	179,118
CPV Shore Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.752%, 2/4/2032	465,842	469,264
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	5

	Principal Amount ($)	Value ($)
CQP Holdco LP, First Lien Term Loan B, 3 mo. USD Term SOFR + 2.0%, 6.002%, 12/31/2030	87,185	87,527
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.12%, 12/21/2028	624,462	627,584
NGL Energy Partners LP, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.416%, 2/3/2031	293,006	294,628
NorthRiver Midstream Finance LP, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.235%, 8/16/2030	144,812	145,314
Oryx Midstream Services Permian Basin LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.166%, 10/5/2028	577,151	579,841
Prairie ECI Acquiror LP, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.666%, 8/1/2029	246,267	248,602
TransMontaigne Operating Co. LP, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 11/17/2028	219,482	220,503
		3,792,969
Financials 17.0%
Acrisure LLC:
First Lien Term Loan B6, 1 mo. USD Term SOFR + 3.0%, 6.916%, 11/6/2030	1,190,232	1,191,101
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 6/21/2032	496,259	497,140
Alera Group, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.166%, 5/31/2032	1,000,000	1,005,400
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.5%, 9.416%, 5/30/2033	300,000	308,749
Alliant Holdings Intermediate LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 9/19/2031	990,019	991,415
AmWINS Group, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.252%, 1/30/2032	248,125	249,002
Amynta Agency Borrower, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.666%, 12/29/2031	993,521	995,771
AqGen Island Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.954%, 8/2/2028	197,624	197,704
Boost Newco Borrower LLC, Term Loan B2, 3 mo. USD Term SOFR + 2.0%, 6.002%, 1/31/2031	147,632	148,112
Broadstreet Partners, Inc., Term Loan B4, 1 mo. USD Term SOFR + 2.75%, 6.666%, 6/13/2031	634,165	636,676
CFC Bidco Ltd., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.735%, 7/1/2032	1,000,000	976,875
Edelman Financial Center LLC:
Term Loan, 1 mo. USD Term SOFR + 3.0%, 6.916%, 4/7/2028	624,400	628,122
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.166%, 10/6/2028	200,000	200,575
The accompanying notes are an integral part of the financial statements.

6	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Focus Financial Partners LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 9/15/2031	296,752	297,086
Goosehead Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.959%, 1/8/2032	498,750	500,620
Howden Group Holdings Ltd., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.416%, 4/18/2030	493,671	495,937
HUB International Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.12%, 6/20/2030	1,118,673	1,124,149
Kestra Advisor Services Holdings A, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 6.916%, 3/22/2031	198,069	198,744
Mermaid Bidco, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.151%, 7/3/2031	248,741	249,673
NEXUS Buyer LLC:
Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.416%, 7/31/2031	1,212,935	1,200,399
Second Lien Term Loan B, 1 mo. USD Term SOFR + 5.75%, 9.666%, 2/16/2032	500,000	497,187
Nuvei Technologies Corp., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 11/17/2031	204,971	205,454
OneDigital Borrower LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 6.916%, 7/2/2031	992,487	994,155
Sedgwick Claims Management Services, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 7/31/2031	912,758	915,382
Summit Acquisition, Inc., Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.416%, 10/16/2031	250,000	250,938
Trucordia Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 6/17/2032	500,000	501,665
Truist Insurance Holdings LLC:
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.752%, 5/6/2031	2,051,613	2,055,234
Second Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.752%, 5/6/2032	300,000	304,595
USI, Inc.:
Term Loan D, 3 mo. USD Term SOFR + 2.25%, 6.252%, 11/21/2029	641,031	642,977
Term Loan C, 3 mo. USD Term SOFR + 2.25%, 6.252%, 9/29/2030	196,025	196,474
VFH Parent LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 6/21/2031	150,000	151,125
		18,808,436
Health Care 8.5%
ADMI Corp., Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 7.78%, 12/23/2027	246,284	230,507
Amneal Pharmaceuticals LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.416%, 8/1/2032	1,000,000	1,010,835
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	7

	Principal Amount ($)	Value ($)
Aveanna Healthcare LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.666%, 9/17/2032	1,000,000	1,006,595
Bausch Health Companies, Inc., Term Loan B, 1 mo. USD Term SOFR + 6.25%, 10.166%, 10/8/2030	399,000	395,110
Embecta Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.916%, 3/30/2029	135,649	135,950
Endo Luxembourg Finance Co. I SARL, First Lien Term Loan, 1 mo. USD Term SOFR + 4.0%, 7.916%, 4/23/2031	594,000	587,986
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.102%, 10/1/2027	641,240	635,962
Hanger, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.416%, 10/23/2031	8,512	8,549
Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.416%, 10/23/2031	440,751	442,646
Heartland Dental LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.666%, 8/25/2032	591,514	594,595
LifePoint Health, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%, 7.655% - 7.709%, 5/19/2031	768,242	771,365
MED ParentCo LP, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 4/15/2031	498,750	501,635
Medline Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 5.916%, 10/23/2030	297,997	298,715
National Mentor Holdings, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%, 7.766% - 7.852%, 3/2/2028	416,518	411,103
Term Loan C, 3 mo. USD Term SOFR + 3.75%, 7.852%, 3/2/2028	12,428	12,266
Outcomes Group Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.916%, 5/6/2031	195,771	197,607
Pediatric Associates Holding Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.352%, 12/29/2028	145,766	142,122
Radiology Partners, Inc., Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.502%, 6/30/2032	600,000	598,536
Southern Veterinary Partners LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.365%, 12/4/2031	497,503	497,399
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.002%, 9/27/2030	196,749	197,232
Surgery Center Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 12/19/2030	95,492	95,816
Team Health Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.5%, 8.34%, 6/30/2028	148,125	148,588
U.S. Anesthesia Partners, Inc., Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.099%, 10/1/2028	432,000	433,823
		9,354,942
The accompanying notes are an integral part of the financial statements.

8	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Industrials 16.8%
Air Comm Corp. LLC, Term Loan, 1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%, 6.572% - 6.752%, 12/11/2031	474,580	476,720
Arches Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.266%, 12/6/2027	228,869	229,617
Asurion LLC:
Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 7.28%, 7/31/2027	481,605	481,637
Term Loan B10, 1 mo. USD Term SOFR + 4.0%, 8.016%, 8/19/2028	379,408	379,467
Second Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.28%, 1/31/2028	500,000	480,628
Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.28%, 1/20/2029	600,000	563,916
Brown Group Holding LLC:
Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 7/1/2031	542,997	545,832
Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%, 6.572% - 6.666%, 7/1/2031	482,167	485,007
CD&R Hydra Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.016%, 3/25/2031	197,990	198,073
Cornerstone Building Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.309%, 4/12/2028	197,152	157,999
Creative Artists Agency LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 10/1/2031	397,751	398,958
Crosby U.S. Acquisition Corp., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.416%, 8/16/2029	393,025	395,664
Dynasty Acquisition Co., Inc.:
First Lien Term Loan B1, 1 mo. USD Term SOFR + 2.0%, 5.916%, 10/31/2031	338,574	339,797
First Lien Term Loan B2, 1 mo. USD Term SOFR + 2.0%, 5.916%, 10/31/2031	128,783	129,248
EMRLD Borrower LP, Term Loan B, 6 mo. USD Term SOFR + 2.25%, 6.122%, 8/4/2031	693,013	694,115
Filtration Group Corp., Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.666%, 10/21/2028	566,551	570,587
First Advantage Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.666%, 10/31/2031	483,876	479,656
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.948%, 2/1/2029	495,404	495,776
Gloves Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 4.0%, 7.916%, 5/21/2032	300,000	297,831
Heritage-Crystal Clean, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.701%, 10/17/2030	492,481	494,944
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	9

	Principal Amount ($)	Value ($)
ITG Communications LLC, Term Loan B, 3 mo. USD Term SOFR + 4.75%, 8.947%, 7/9/2031	250,000	243,594
Kaman Corp.:
Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6 mo. USD Term SOFR + 2.5%, 6.322% - 6.544%, 2/26/2032	911,509	915,510
Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.427%, 2/26/2032	8,255	8,291
Kenan Advantage Group, Inc., Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.166%, 1/25/2029	1,157,524	1,145,706
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.484%, 12/2/2031	438,312	439,407
LTI Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.666%, 7/29/2029	396,498	399,513
Osmose Utilities Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.28%, 6/23/2028	197,938	191,877
Pre-Paid Legal Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.166%, 12/15/2028	738,622	717,619
Quikrete Holdings, Inc.:
Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.166%, 4/14/2031	297,253	298,058
Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.166%, 2/10/2032	200,990	201,465
Rand Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.002%, 3/18/2030	282,796	283,533
Spirit Aerosystems, Inc., Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.34%, 1/15/2027	145,500	145,712
Third Coast Infrastructure LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.666%, 9/25/2030	490,664	492,197
Tidal Waste & Recycling Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.002%, 10/24/2031	497,500	499,241
Titan Acquisition Ltd., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 6 mo. USD Term SOFR + 3.75%,, 7.589% - 7.59%, 2/15/2029	288,603	290,646
TK Elevator Midco GmbH, Term Loan B, 6 mo. USD Term SOFR + 3.0%, 7.197%, 4/30/2030	238,164	239,851
TransDigm, Inc.:
Term Loan K, 3 mo. USD Term SOFR + 2.25%, 6.252%, 3/22/2030	526,153	527,348
Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.502%, 2/28/2031	920,176	922,692
Term Loan L, 3 mo. USD Term SOFR + 2.5%, 6.502%, 1/19/2032	247,500	248,207
TruGreen LP, Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.016%, 11/2/2027	543,653	534,139
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.002%, 12/2/2030	496,241	492,953
The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Victory Buyer LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.78%, 11/19/2028	346,920	348,114
VT Topco, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.965%, 8/9/2030	497,487	491,580
WIN Waste Innovations Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.78%, 3/24/2028	265,911	266,677
		18,639,402
Information Technology 14.2%
Applied Systems, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.502%, 2/24/2031	246,887	248,100
Ascend Learning LLC, Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.916%, 12/11/2028	1,094,500	1,096,000
Athenahealth Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.666%, 2/15/2029	1,476,626	1,476,479
Boxer Parent Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 6.822%, 7/30/2031	791,478	789,270
Camelot U.S. Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.666%, 1/31/2031	512,072	504,954
Cast & Crew Payroll LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.666%, 12/29/2028	195,411	134,168
Central Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.252%, 7/6/2029	395,752	330,328
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.53%, 6/2/2028	242,043	242,460
Cotiviti Corp., Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.734%, 5/1/2031	685,806	660,945
Cvent, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.752%, 6/17/2030	216,531	216,585
DTI Holdco, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 7.916%, 4/26/2029	677,357	635,412
Ellucian Holdings, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.666%, 10/9/2029	199,000	199,801
Epicor Software Corp., Term Loan F, 1 mo. USD Term SOFR + 2.5%, 6.416%, 5/30/2031	298,492	299,713
Flash Charm, Inc., Term Loan, 3 mo. USD Term SOFR + 3.5%, 7.504%, 3/2/2028	208,331	188,328
Imagine Learning LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.416%, 12/21/2029	205,422	196,260
KnowBe4, Inc., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.59%, 7/23/2032	500,000	501,565
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.916%, 3/1/2029	606,065	562,398
Mitchell International, Inc.:
First Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.166%, 6/17/2031	593,254	595,509
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.166%, 6/17/2032	200,000	198,050
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.09%, 7/1/2031	742,500	729,510
Nielsen Consumer, Inc., First Lien Term Loan, 1 mo. USD Term SOFR + 2.5%, 6.416%, 10/31/2030	297,756	298,251
Particle Investments SARL, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.666%, 3/28/2031	147,750	149,043
PointClickCare Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.752%, 11/3/2031	298,500	299,619
Polaris Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.102%, 6/2/2028	405,948	384,104
Project Alpha Intermediate Holding, Inc.:
First Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.252%, 10/26/2030	445,754	445,892
Second Lien Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.002%, 5/9/2033	250,000	243,125
Project Boost Purchaser LLC, Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.608%, 7/16/2031	99,750	99,848
Proofpoint, Inc.:
Term Loan, 8/31/2028 (b)	500,000	503,125
Term Loan, 1 mo. USD Term SOFR + 3.0%, 6.916%, 8/31/2028	615,918	619,768
RealPage, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.263%, 4/24/2028	394,354	394,399
Rocket Software, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.666%, 11/28/2028	99,002	98,843
SMX Group LLC, Term Loan, 1 mo. USD Term SOFR + 4.5%, 8.416%, 2/6/2032	199,000	197,756
Sovos Compliance LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 8/13/2029	194,696	195,361
Surf Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.53%, 3/5/2027	99,215	99,367
UKG, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.338%, 2/10/2031	762,706	763,251
Verifone Systems, Inc., Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.352%, 8/18/2028	166,920	158,633
Vision Solutions, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.102%, 4/24/2028	141,133	133,856
VS Buyer LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.09%, 4/12/2031	146,204	146,112
Zelis Payments Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.166%, 11/26/2031	645,125	640,403
		15,676,591
The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Materials 5.5%
Albaugh LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.666%, 4/6/2029	386,000	381,754
Altium Packaging LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 6/11/2031	339,117	324,987
American Rock Salt Co. LLC, Term Loan, 3 mo. USD Term SOFR + 4.0%, 7.937%, 6/9/2028	147,308	113,704
AMG Advanced Metallurgical Group NV, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.53%, 11/30/2028	189,778	190,450
Charter NEX U.S., Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 6.709%, 11/29/2030	409,575	411,668
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%, 7.091%, 4/13/2029	510,154	509,026
GEON Performance Solutions LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.513%, 8/18/2028	220,093	193,792
Illuminate Buyer LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.416%, 12/31/2029	163,974	163,813
Ineos U.S. Finance LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.166%, 2/18/2030	561,824	478,955
Innophos, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.28%, 3/16/2029	344,291	324,064
Jadex, Inc., Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.78%, 2/18/2028	290,700	195,060
Mauser Packaging Solutions Holding Co., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.933%, 4/15/2027	245,152	242,292
Nouryon Finance BV, Term Loan B1, 6 mo. USD Term SOFR + 3.25%, 7.036%, 4/3/2028	311,169	310,996
Olympus Water U.S. Holding Corp., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.002%, 6/20/2031	136,666	135,009
PMHC II, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.327%, 4/23/2029	194,667	100,108
Proampac PG Borrower LLC, Term Loan, 3 mo. USD Term SOFR + 4.0%, 7.878% - 7.905%, 9/15/2028	278,570	279,371
TricorBraun Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.166%, 3/3/2031	473,509	468,963
Trident TPI Holdings, Inc., Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.752%, 9/15/2028	374,033	362,477
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.666%, 8/1/2030	877,764	879,823
		6,066,312
Utilities 2.5%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 5.916%, 9/30/2031	594,497	596,388
Cogentrix Finance Holdco I LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.166%, 2/26/2032	377,763	380,596
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.002%, 10/3/2031	807,118	814,685
Invenergy Thermal Operating I LLC:
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.73%, 5/17/2032	612,399	616,419
Term Loan C, 3 mo. USD Term SOFR + 2.75%, 6.73%, 5/17/2032	43,781	44,069
Lackawanna Energy Center LLC, Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.006%, 8/5/2032	341,146	343,599
		2,795,756
Total Loan Participations and Assignments (Cost $93,509,048)		92,840,368
Corporate Bonds 3.1%
Communication Services 0.1%
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	50,000	49,772
Consumer Discretionary 0.3%
Odeon Finco PLC, 144A, 12.75%, 11/1/2027	200,000	206,798
Sabre GLBL, Inc.:
144A, 8.625%, 6/1/2027	22,000	22,260
144A, 10.75%, 11/15/2029	23,000	20,241
Staples, Inc., 144A, 10.75%, 9/1/2029	100,000	98,284
		347,583
Consumer Staples 0.0%
TreeHouse Foods, Inc., 4.0%, 9/1/2028	50,000	49,503
Energy 0.4%
Venture Global LNG, Inc., 144A, 9.0%, Perpetual	500,000	425,642
Financials 0.3%
Acrisure LLC, 144A, 6.0%, 8/1/2029	100,000	98,214
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032	200,000	206,209
		304,423
Health Care 0.3%
AdaptHealth LLC, 144A, 4.625%, 8/1/2029	100,000	96,495
Embecta Corp., 144A, 5.0%, 2/15/2030	50,000	47,655
LifePoint Health, Inc., 144A, 11.0%, 10/15/2030	100,000	110,085
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029	100,000	106,020
		360,255
The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Industrials 0.5%
Allied Universal Holdco LLC, 144A, 7.875%, 2/15/2031	100,000	105,286
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030	500,000	481,466
		586,752
Information Technology 0.9%
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	301,000	303,418
144A, 9.0%, 9/30/2029	500,000	515,766
Rocket Software, Inc., 144A, 6.5%, 2/15/2029	150,000	146,057
		965,241
Utilities 0.3%
Vistra Corp., 144A, 7.0%, Perpetual	300,000	304,229
Total Corporate Bonds (Cost $3,424,449)		3,393,400

	Shares	Value ($)
Common Stocks 0.0%
Communication Services 0.0%
iHeartMedia, Inc. “A” *	1,111	4,366
Windstream Holdings, Inc.* (c) (d)	551	11,365
		15,731
Industrials 0.0%
Luxco Co., Ltd.* (c)	1,358	23,629
Total Common Stocks (Cost $57,295)		39,360
Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	20,875
Closed-End Investment Companies 0.3%
Nuveen Credit Strategies Income Fund (Cost $350,525)	63,386	322,635
Exchange-Traded Funds 9.6%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	7,906	303,274
Invesco Senior Loan ETF	121,098	2,533,370
State Street Blackstone Senior Loan ETF	113,941	4,727,412
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Shares	Value ($)
State Street SPDR Bloomberg High Yield Bond ETF	7,742	756,006
State Street SPDR Portfolio High Yield Bond ETF	95,008	2,263,091
Total Exchange-Traded Funds (Cost $10,553,276)		10,583,153
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.0% (e) (Cost $3,818,698)	3,818,698	3,818,698

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,864,635)	100.2	111,018,489
Other Assets and Liabilities, Net	(0.2)	(275,369)
Net Assets	100.0	110,743,120
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 are as follows:
Value ($) at 5/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
Affiliated Securities 0.0%
Xtrackers Short Duration High Yield Bond ETF (f)
251,889	49,606	303,408	4,213	(2,300)	4,923	—	—	—
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.0% (e)
6,933,790	27,034,626	30,149,718	—	—	71,160	—	3,818,698	3,818,698
7,185,679	27,084,232	30,453,126	4,213	(2,300)	76,083	—	3,818,698	3,818,698

*	Non-income producing security.
(a)
Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.
Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2025.
Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at November 30, 2025 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities” ). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	11,365	0.0

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated fund managed by DBX Advisors LLC.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
At November 30, 2025, the Fund had an unfunded loan commitments of $149,160, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
Air Comm Corp. LLC, Term Loan, 12/11/2031	23,027	23,181	154
Hanger, Inc., Term Loan, 10/23/2031	48,273	48,688	414
Kaman Corp., Term Loan, 2/26/2032	77,860	78,273	414
Total	149,160	150,142	982
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$92,840,368	$—	$92,840,368
Corporate Bonds (a)	—	3,393,400	—	3,393,400
Common Stocks
Communication Services	4,366	—	11,365	15,731
Industrials	—	—	23,629	23,629
Warrants	—	20,875	—	20,875
Closed-End Investment Companies	322,635	—	—	322,635
Exchange-Traded Funds	10,583,153	—	—	10,583,153
Short-Term Investments	3,818,698	—	—	3,818,698
Unfunded Loan Commitment (b)	—	982	—	982
Total	$14,728,852	$96,255,625	$34,994	$111,019,471
During the period ended November 30, 2025, the amount of transfers between Level 2 and
Level 3 was $10,377. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

Statement of Assets and Liabilities
as of November 30, 2025 (Unaudited)

Assets
Investment in securities, at value (cost $108,045,937)	$107,199,791
Investment in DWS Central Cash Management Government Fund (cost $3,818,698)	3,818,698
Cash	257,822
Receivable for investments sold	764
Receivable for Fund shares sold	13,625
Dividends receivable	3,423
Interest receivable	600,040
Unrealized appreciation on unfunded commitments	982
Other assets	31,295
Total assets	111,926,440
Liabilities
Payable for investments purchased	997,877
Payable for Fund shares redeemed	22,525
Accrued management fee	26,366
Accrued Trustees' fees	1,323
Other accrued expenses and payables	135,229
Total liabilities	1,183,320
Net assets, at value	$110,743,120
Net Assets Consist of
Distributable earnings (loss)	(280,051,161)
Paid-in capital	390,794,281
Net assets, at value	$110,743,120
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

Statement of Assets and Liabilities as of November 30, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($46,223,329 ÷ 6,251,251 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.39
Maximum offering price per share (100 ÷ 97.25 of $7.39)	$7.60
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,438,911 ÷ 193,447 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.44
Class S
Net Asset Value, offering and redemption price per share ($11,865,349 ÷ 1,605,013 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.39
Institutional Class
Net Asset Value, offering and redemption price per share ($51,215,531 ÷ 6,926,744 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.39
The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

Statement of Operations
for the six months ended November 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$4,157,558
Dividends	414,585
Income distributions from affiliated securities	76,083
Total income	4,648,226
Expenses:
Management fee	327,362
Administration fee	57,735
Services to shareholders	52,388
Distribution and service fees	67,820
Custodian fee	47,275
Audit fee	34,615
Legal fees	8,662
Tax fees	3,815
Reports to shareholders	17,385
Registration fees	30,744
Trustees' fees and expenses	2,684
Other	7,468
Total expenses before expense reductions	657,953
Expense reductions	(141,840)
Total expenses after expense reductions	516,113
Net investment income	4,132,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	4,213
Sale of non-affiliated investments	(884,092)
(879,879)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(2,300)
Non-affiliated investments	(254,126)
Unfunded loan commitments	1,088
(255,338)
Net gain (loss)	(1,135,217)
Net increase (decrease) in net assets resulting from operations	$2,996,896
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

Statements of Changes in Net Assets
	Six Months Ended November 30, 2025	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$4,132,113	$9,571,650
Net realized gain (loss)	(879,879)	(1,341,703)
Change in net unrealized appreciation (depreciation)	(255,338)	(939,188)
Net increase (decrease) in net assets resulting from operations	2,996,896	7,290,759
Distributions to shareholders:
Class A	(1,651,850)	(3,955,824)
Class C	(43,906)	(112,786)
Class S	(457,141)	(1,273,877)
Institutional Class	(1,954,036)	(4,787,219)
Total distributions	(4,106,933)	(10,129,706)
Fund share transactions:
Proceeds from shares sold	2,389,676	12,837,813
Reinvestment of distributions	3,958,234	9,762,683
Payments for shares redeemed	(19,764,535)	(22,593,679)
Net increase (decrease) in net assets from Fund share transactions	(13,416,625)	6,817
Increase (decrease) in net assets	(14,526,662)	(2,832,130)
Net assets at beginning of period	125,269,782	128,101,912
Net assets at end of period	$110,743,120	$125,269,782

The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

Financial Highlights
DWS Floating Rate Fund — Class A
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.47	$7.64	$7.45	$7.55	$7.95	$7.54
Income (loss) from investment operations:
Net investment income[a]	.25	.56	.64	.50	.25	.26
Net realized and unrealized gain (loss)	(.07 )	(.14 )	.20	(.15 )	(.40 )	.41
Total from investment operations	.18	.42	.84	.35	(.15 )	.67
Less distributions from:
Net investment income	(.26 )	(.59 )	(.65 )	(.45 )	(.25 )	(.26 )
Net asset value, end of period	$7.39	$7.47	$7.64	$7.45	$7.55	$7.95
Total Return (%)[b,c]	2.39 *	5.75	11.68	4.73	(1.99)	8.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	49	49	54	61	67
Ratio of expenses before expense reductions (%)	1.28 **	1.26	1.27	1.25	1.23	1.22
Ratio of expenses after expense reductions (%)	1.00 **	1.01	1.00	1.00	1.03	1.01
Ratio of net investment income (%)	6.81 **	7.39	8.45	6.64	3.21	3.28
Portfolio turnover rate (%)	22 *	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

DWS Floating Rate Fund — Class C
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.68	$7.49	$7.59	$7.99	$7.58
Income (loss) from investment operations:
Net investment income[a]	.23	.51	.59	.42	.19	.20
Net realized and unrealized gain (loss)	(.07 )	(.14 )	.20	(.13 )	(.40 )	.41
Total from investment operations	.16	.37	.79	.29	(.21 )	.61
Less distributions from:
Net investment income	(.23 )	(.54 )	(.60 )	(.39 )	(.19 )	(.20 )
Net asset value, end of period	$7.44	$7.51	$7.68	$7.49	$7.59	$7.99
Total Return (%)[b,c]	2.11 *	4.98	10.82	3.95	(2.70)	8.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	2	2	6	10
Ratio of expenses before expense reductions (%)	2.08 **	2.05	2.07	2.05	2.00	1.99
Ratio of expenses after expense reductions (%)	1.75 **	1.76	1.75	1.76	1.78	1.76
Ratio of net investment income (%)	6.06 **	6.68	7.70	5.58	2.46	2.53
Portfolio turnover rate (%)	22 *	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class S
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.47	$7.64	$7.45	$7.55	$7.94	$7.53
Income (loss) from investment operations:
Net investment income[a]	.26	.58	.66	.51	.26	.27
Net realized and unrealized gain (loss)	(.08 )	(.14 )	.19	(.15 )	(.39 )	.41
Total from investment operations	.18	.44	.85	.36	(.13 )	.68
Less distributions from:
Net investment income	(.26 )	(.61 )	(.66 )	(.46 )	(.26 )	(.27 )
Net asset value, end of period	$7.39	$7.47	$7.64	$7.45	$7.55	$7.94
Total Return (%)[b]	2.49 *	5.94	11.85	4.89	(1.72)	9.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	14	19	18	19	26
Ratio of expenses before expense reductions (%)	1.09 **	1.09	1.11	1.09	1.06	1.05
Ratio of expenses after expense reductions (%)	.80 **	.81	.82	.85	.88	.86
Ratio of net investment income (%)	7.01 **	7.65	8.63	6.79	3.36	3.43
Portfolio turnover rate (%)	22 *	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

DWS Floating Rate Fund — Institutional Class
	Six Months Ended 11/30/25	Years Ended May 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.47	$7.64	$7.45	$7.55	$7.95	$7.54
Income (loss) from investment operations:
Net investment income[a]	.26	.58	.66	.52	.27	.28
Net realized and unrealized gain (loss)	(.07 )	(.14 )	.20	(.15 )	(.40 )	.41
Total from investment operations	.19	.44	.86	.37	(.13 )	.69
Less distributions from:
Net investment income	(.27 )	(.61 )	(.67 )	(.47 )	(.27 )	(.28 )
Net asset value, end of period	$7.39	$7.47	$7.64	$7.45	$7.55	$7.95
Total Return (%)[b]	2.51 *	6.02	11.96	4.99	(1.75)	9.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	61	58	56	59	59
Ratio of expenses before expense reductions (%)	.93 **	.92	.94	.93	.90	.89
Ratio of expenses after expense reductions (%)	.75 **	.76	.75	.75	.78	.76
Ratio of net investment income (%)	7.06 **	7.64	8.70	6.94	3.47	3.53
Portfolio turnover rate (%)	22 *	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Floating Rate Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions. Effective December 12, 2025, in connection with the Fund’s liquidation, the Fund will be closed to new investors. See Note G, Fund Liquidation.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Floating Rate Fund	|	27

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

28	|	DWS Floating Rate Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the

DWS Floating Rate Fund	|	29

Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans” ) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders” ). The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

30	|	DWS Floating Rate Fund

Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2025, the Fund had net tax basis capital loss carryforwards of $278,925,013, including short-term losses ($30,598,806) and long-term losses ($248,326,207), which may be applied against realized net taxable capital gains indefinitely or until the liquidation of the fund.
At November 30, 2025, the aggregate cost of investments for federal income tax purposes was $111,973,161. The net unrealized depreciation for all investments based on tax cost was $954,672. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $573,556 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,528,228.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

DWS Floating Rate Fund	|	31

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended November 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $25,389,609 and $38,951,870, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%
Accordingly, for the six months ended November 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an

32	|	DWS Floating Rate Fund

annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of Xtrackers Short Duration High Yield Bond ETF.
For the period from June 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.01%
Class C	1.76%
Class S	.81%
Institutional Class	.76%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.97%
Class C	1.72%
Class S	.77%
Institutional Class	.72%
For the six months ended November 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$68,203
Class C	2,412
Class S	19,154
Institutional Class	52,071
$141,840
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

DWS Floating Rate Fund	|	33

monthly. For the six months ended November 30, 2025, the Administration Fee was $57,735, of which $8,864 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2025
Class A	$3,294	$1,116
Class C	130	47
Class S	2,684	915
Institutional Class	177	55
	$6,285	$2,133
In addition, for the six months ended November 30, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$26,047
Class C	1,101
Class S	9,256
Institutional Class	7,076
$43,480
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2025
Class C	$5,502	$892

34	|	DWS Floating Rate Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2025	Annualized Rate
Class A	$60,484	$19,860.25%
Class C	1,834	484.25%
	$62,318	$20,344
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2025 aggregated $368.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $888, of which $490 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

DWS Floating Rate Fund	|	35

D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2025.
E.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of November 30, 2025, DWS Alternative Asset Allocation VIP held 35% of the total shares outstanding of the Fund.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	60,221	$450,656	925,063	$7,017,257
Class C	7,957	60,009	101,028	756,034
Class S	57,009	427,946	310,774	2,351,316
Institutional Class	194,865	1,451,065	363,919	2,713,206
		$2,389,676		$12,837,813
Shares issued to shareholders in reinvestment of distributions
Class A	208,863	$1,553,726	490,842	$3,697,855
Class C	5,828	43,590	14,809	112,175
Class S	54,721	406,882	154,700	1,165,450
Institutional Class	262,667	1,954,036	635,584	4,787,203
		$3,958,234		$9,762,683

36	|	DWS Floating Rate Fund

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(631,229)	$(4,703,337)	(1,278,659)	$(9,655,445)
Class C	(22,816)	(171,267)	(147,806)	(1,116,524)
Class S	(338,456)	(2,522,364)	(1,115,616)	(8,418,075)
Institutional Class	(1,648,439)	(12,367,567)	(452,425)	(3,403,635)
		$(19,764,535)		$(22,593,679)
Net increase (decrease)
Class A	(362,145)	$(2,698,955)	137,246	$1,059,667
Class C	(9,031)	(67,668)	(31,969)	(248,315)
Class S	(226,726)	(1,687,536)	(650,142)	(4,901,309)
Institutional Class	(1,190,907)	(8,962,466)	547,078	4,096,774
		$(13,416,625)		$6,817
G.
Fund Liquidation
Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the Fund’s termination and liquidation, effective on or about March 23, 2026 (the “Liquidation Date” ). Accordingly, the Fund will redeem all of its outstanding shares on the Liquidation Date. Effective December 12, 2025, in connection with the liquidation, the Fund was closed to new investors. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

DWS Floating Rate Fund	|	37

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Floating Rate Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

38	|	DWS Floating Rate Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2025. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to

DWS Floating Rate Fund	|	39

other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its

40	|	DWS Floating Rate Fund

affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DFRF-BFE2025

DWS Floating Rate Fund	|	41

DFRF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	1/29/2026